Organization and Reorganization	12 Months Ended
Dec. 31, 2022
Organization and Reorganization
Organization and Reorganization

1.Organization and Reorganization

TuanChe Limited (the “Company”) was incorporated in the Cayman Islands on September 28, 2012. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of VIEs (collectively referred to as the “Group”). The Group commenced operations through TuanChe Internet, a PRC company established by several PRC citizens in May 2012. TuanChe Internet holds an Internet Content Provider (“ICP”) license to operate Tuanche.com that provides internet information services to automobile manufacturers, car dealers and consumers.

The Group is primarily engaged in the operation of providing auto shows, special promotion events services, referral service for a commercial bank, online marketing services and other related businesses in the People’s Republic of China (the “PRC” or “China”). The Group commenced its auto shows business from the fourth quarter of 2016. In June 2018, the Group commenced its virtual dealership business, marketing information services and demand-side platform services. In January 2019, the Group commenced its special promotion events business. In October 2019, the Group commenced its referral services in collaboration with a commercial bank. In the first quarter of 2020, the Group acquired Longye International Limited (“Longye”) and commenced a subscription and support service, and it also commenced its live streaming promotion events services and customer referral services.

As of December 31, 2022, the Company’s major subsidiaries, major VIEs and major subsidiaries of VIEs are as follows:

	Place and	Percentage of
	year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
TuanChe Information Limited (“TuanChe Information”)	Hong Kong, PRC 2012	100	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. (“TuanYuan”)	Beijing, PRC 2013	100	Technical support and consulting services, auto shows, special promotion events, online marketing services
Longye International Limited (“Longye”)	Cayman Islands 2018	100	Investment holding
Long Ye Information Technology Limited	Hong Kong, PRC 2018	100	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. (“Sangu Maolu”)	Beijing, PRC 2019	100	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. (“Chema”)	Beijing, PRC 2018	100	Technical support and consulting services

	Place and	Percentage of
	year of	direct or indirect
Major VIEs	incorporation	economic ownership	Principal activities
TuanChe Internet Information Service (Beijing) Co., Ltd. (“TuanChe Internet”)	Beijing, PRC 2012	100	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. (“Drive New Media”)	Shenzhen, PRC 2013	100	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. (“Internet Drive Technology”)	Beijing, PRC 2018	100	Technical support and consulting services
Tansuojixian Technology (Beijing) Co., Ltd. (“Tansuojixian”)	Beijing, PRC 2018	100	Technical support and consulting services

1.Organization and Reorganization (Continued)

	Place and	Percentage of
	year of	direct or indirect
Major subsidiaries of VIEs	incorporation	economic ownership	Principal activities
TuanChe (Beijing) Automobile Sales Service Co., Ltd. (“TuanChe Automobile”)	Beijing, PRC 2015	100	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd.	Tianjin, PRC 2017	100	Auto shows

Contractual arrangements with VIEs

PRC laws and regulations place certain restrictions on foreign investment in value-added telecommunication service businesses. The Group conduct operations in the PRC partially through TuanChe Internet, Drive New Media, Internet Drive Technology and Tansuojixian, which are variable interest entities, or VIEs, and their subsidiaries, collectively referred to as consolidated affiliated entities. The Group have entered into a series of contractual arrangements, through TuanYuan, Sangu Maolu and Chema, or its WFOEs, with each of its VIEs and their respective shareholders, respectively.

The contractual arrangements, as described in more detail below, collectively allow the Group to:

●	exercise effective control over each of consolidated affiliated entities;
●	receive substantially all of the economic benefits of consolidated affiliated entities; and
●	have an exclusive call option to purchase all or part of the equity interests in and/or assets of each of VIEs when and to the extent permitted by PRC laws.

As a result of these contractual arrangements, the Company is the primary beneficiary of VIEs and subsidiaries of VIEs, and, therefore, has consolidated the financial results of VIEs and subsidiaries of VIEs in its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Below is a summary of the currently effective contractual arrangements by and among our VIEs, WFOEs and their respective shareholders.

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between each of its VIEs and the applicable WFOE, the respective WFOE has the exclusive right to provide or designate any third party to provide, among other things, comprehensive business support, technical support and consulting services to VIEs. In exchange, VIEs pay service fees to the respective WFOE in an amount determined at such WFOE’s discretion. Without the prior written consent of the applicable WFOE, VIEs cannot accept any consulting and/or services provided by or establish similar cooperation relationship with any third party. Such WFOE owns the exclusive intellectual property rights created as a result of the performance of this agreement. The agreement shall remain effective unless unilaterally terminated by such WFOE with a written notice or pursuant to other provisions of the agreement, whereas VIEs do not have any right to unilaterally terminate the exclusive business cooperation agreement.

1.Organization and Reorganization (Continued)

Contractual arrangements with VIEs (Continued)

Exclusive Call Option Agreement

Under the exclusive call option agreement among the applicable WFOE, each of its VIEs and their respective shareholders, each of the shareholders of VIEs irrevocably granted such WFOE a right to purchase, or designate a third party to purchase, all or any part of their equity interests in VIEs at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at such WFOE’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of VIEs shall promptly give all considerations they received from the exercise of the options to WFOEs (as applicable). Without the applicable WFOE’s prior written consent, VIEs and their respective shareholders shall not enter into any major contract except for those entered in the daily business operations. Without the applicable WFOE’s prior written consent, VIEs and their respective shareholders shall not sell, transfer, license or otherwise dispose of any of VIEs’ assets or allow any encumbrance of any assets. VIEs shall not be dissolved or liquidated without the written consent by the applicable WFOE. This agreement shall remain in effect and VIEs do not have any right to unilaterally terminate the exclusive call option agreement.

Equity Pledge Agreement

Under the equity interest pledge agreement among the applicable WFOE, each of VIEs and their respective shareholders, VIEs’ shareholders pledged all of their equity of VIEs to WFOEs as security for performance of the obligations of VIEs and their respective shareholders under the exclusive call option agreement, the exclusive business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, the respective WFOE may exercise the right to enforce the pledge immediately. Such WFOE may transfer all or any of its rights and obligations under the equity pledge agreement to its designee(s) at any time. The equity pledge agreement is binding on VIEs’ shareholders and their successors. The equity pledge agreement shall remain in effect and VIEs do not have any right to unilaterally terminate the equity interest pledge agreement.

Powers of Attorney

Pursuant to the powers of attorney executed by the shareholders of VIEs, each of them irrevocably authorized the applicable WFOE to act on their respective behalf as exclusive agent and attorney, with respect to all rights of shareholders concerning all the equity interest held by each of them in VIEs, including but not limited to the right to attend shareholder meetings on behalf of such shareholder, the right to exercise all shareholder rights and the voting rights (including the right to sell, transfer, pledge and dispose of all or a portion of the equity interests held by such shareholder), and the right to appoint legal representatives, directors, supervisors and chief executive officers and other senior management.

Spousal Consent Letters

Pursuant to the spousal consent letters, each of the spouses of the individual shareholders of VIEs unconditionally and irrevocably agrees that the equity interest in VIEs held by and registered in the name of his or her respective spouse will be disposed of pursuant to the relevant equity pledge agreement, the exclusive call option agreement and the powers of attorney. In addition, each of them agrees not to assert any rights over the equity interest in VIEs held by his or her respective spouse. In addition, in the event that any of them obtains any equity interest in VIEs held by his or her respective spouse for any reason, such spouse agrees to be bound by similar obligations and agreed to enter into similar contractual arrangements.

1.Organization and Reorganization (Continued)

Risks in relation to the VIE structure

A significant part of the Company’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and have indicated they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

The Company’s ability to control the VIEs also depends on the Power of Attorney the shareholders have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes these Power of Attorney are legally enforceable but may not be as effective as direct equity ownership.

In addition, if the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

●	revoke the Group’s business and operating licenses
●	require the Group to discontinue or restrict its operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure the operations, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

1.Organization and Reorganization (Continued)

Risks in relation to the VIE structure (Continued)

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of the Company’s management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIEs to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. Management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

On February 17, 2023, the Chinese Securities Regulatory Commission (“CSRC”) promulgated Trial Administrative Measures of the Overseas Securities Offering and Listing by Domestic Companies (the “Overseas Listing Trial Measures”) and five relevant guidelines, which will become effective on March 31, 2023. At the press conference held for the Overseas Listing Trial Measures on the same day, officials from the CSRC clarified that, as for companies seeking overseas listing with contractual arrangements, the CSRC will solicit opinions from relevant regulatory authorities and complete the filing of the overseas listing of such companies if they duly meet the compliance requirements, and support the development and growth of these companies by enabling them to utilize two markets and two kinds of resources. If the Group’s PRC subsidiaries and the VIEs fail to complete the filing with the CSRC in a timely manner, or at all, for any future offering or any other capital raising activities, which are subject to the filings under the Overseas Listing Trial Measures, due to the Group’s contractual arrangements, the Group’s ability to raise or utilize funds could be materially and adversely affected, and the Group may even need to unwind the contractual arrangements or restructure the business operations to rectify the failure to complete the filings. However, given that the Overseas Listing Trial Measures were recently promulgated, there remains substantial uncertainties as to their interpretation, application, and enforcement and how they will affect the Group’s operations and future financing.

1.Organization and Reorganization (Continued)

Risks in relation to the VIE structure (Continued)

The following combined financial information of the Group’s VIEs as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 were included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2021	2022
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	4,974	6,172
Amount due from the subsidiaries of the Group	91,767	117,489
Other current assets	29,100	51,126
Total current assets	125,841	174,787
Non-current assets:
Property, equipment and software, net	379	—
Long-term investments	5,357	5,383
Other non-current assets	1,025	1,045
Total non-current assets	6,761	6,428
TOTAL ASSETS	132,602	181,215
Current liabilities:
Short term borrowings	4,000	1,169
Accounts payable	395	818
Advance from customers	4,321	2,986
Salary and welfare benefits payable	24,047	21,803
Other taxes payable	12,323	15,119
Short-term operating lease liabilities	1,025	652
Current portion of deferred revenue	4,139	1,345
Other current liabilities	3,816	2,508
Account due to subsidiaries of the Group	253,003	266,679
Total current liabilities	307,069	313,079
Long-term borrowings	—	1,546
Long-term operating lease liabilities	—	605
Non-current portion of deferred revenue	98	18
Total non-current liabilities	98	2,169
TOTAL LIABILITIES	307,167	315,248

	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	104,819	93,975	95,382
Net (loss)/ income	(3,462)	(30,565)	19,775

	For the year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(4,945)	(22,124)	2,483
Net cash generated from investing activities	12,050	2,920	—
Net cash (used in)/generated from financing activities	(63)	4,000	(1,285)
Net increase/(decrease) in cash, cash equivalent and restricted cash	7,042	(15,204)	1,198

1.Organization and Reorganization (Continued)

Risks in relation to the VIE structure (Continued)

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and subsidiaries of VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB40.1 million and RMB40.1 million as of December 31, 2021 and 2022, respectively. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.